RELATED PARTY TRANSACTIONS (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Related party receivables	$ 83,375		$ 82,250	$ 16,125
Revenue from related party	$ 3,125	$ 1,125	$ 108,500	$ 3,000